Earnings Per Share (Schedule of Antidilutive Securities (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings per Share [Abstract]
Employee stock options and restricted stock awards	7,071,896	6,432,281